Performance Management - NEOS Silver High Income ETF	Sep. 30, 2026
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]

The Fund is new, and therefore, no performance information is presented for the Fund at this time. In the future, performance information will be presented in this section of this Prospectus. Updated performance information will be available at no cost by visiting the Fund’s website at www.Neosfunds.com or by calling (866) 498-5677.

Performance One Year or Less [Text]	The Fund is new, and therefore, no performance information is presented for the Fund at this time.
Performance Availability Website Address [Text]	www.Neosfunds.com
Performance Availability Phone [Text]	(866) 498-5677